Goodwill and Intangible assets, net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance as of December 31, 2020	$ 11,318	$ 2,868
Additions from acquisitions	2,036	8,450
Balance as of December 31, 2021	12,867	11,318
Additions from acquisitions	2,036	8,450
Adjustments during the measurement period	(487)
Balance as of December 31, 2022	$ 12,867	$ 11,318